UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BARRETT

FINANCIAL SERVICES FUND

(formerly known as Legg Mason Partners

Financial Services Fund)

FORM N-Q

DECEMBER 31, 2009

LEGG MASON BARRETT FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	December 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.3%
Capital Markets - 6.5%
40,000	Ameriprise Financial Inc.	$1,552,800
150,000	Highbury Financial Inc.	832,500
1,000	KBW Inc. *	27,360
80,000	TD Ameritrade Holding Corp. *	1,550,400

	Total Capital Markets	3,963,060

Commercial Banks - 22.7%
50,000	American River Bankshares	393,000
56,876	Beach Business Bank *	255,942
200	Farmers & Merchants Bank of Long Beach	759,000
27,000	First Financial Bancorp	393,120
175,000	First State Bank (a)*	350,000
83,000	Heritage Financial Corp.	1,143,740
200,000	Heritage Oaks Bancorp *	1,000,000
40,000	MB Financial Inc.	788,800
44,100	Northrim BanCorp Inc.	744,408
99,020	Pacific Continental Corp.	1,132,789
20,580	PNC Financial Services Group Inc.	1,086,418
26,083	Royal Bank of Canada	1,406,589
33,547	Sussex Bancorp	112,718
60,500	Tamalpais Bancorp	47,190
80,000	TCF Financial Corp.	1,089,600
5,348	Toronto-Dominion Bank	337,289
100,000	U.S. Bancorp	2,251,000
88,200	Wainwright Bank & Trust Co.	643,860

	Total Commercial Banks	13,935,463

Diversified Financial Services - 1.7%
71,074	Bank of America Corp.	1,070,375

Exchange Traded Funds - 3.0%
20,000	KBW Bank ETF	423,400
20,000	KBW Capital Markets ETF	735,600
20,000	KBW Insurance ETF	694,200

	Total Exchange Traded Funds	1,853,200

Insurance - 36.6%
70,000	American Financial Group Inc.	1,746,500
70,000	American Safety Insurance Holdings Ltd. *	1,011,500
18,000	Arch Capital Group Ltd. *	1,287,900
60,000	Assurant Inc.	1,768,800
52,000	Brown & Brown Inc.	934,440
50,000	Hanover Insurance Group Inc.	2,221,500
70,000	HCC Insurance Holdings Inc.	1,957,900
150,000	Hilltop Holdings Inc. *	1,746,000
50,000	Max Re Capital Ltd.	1,115,000
50,000	MetLife Inc.	1,767,500
105,500	Protective Life Corp.	1,746,025
25,000	RenaissanceRe Holdings Ltd.	1,328,750
32,000	RLI Corp.	1,704,000
25,000	StanCorp Financial Group Inc.	1,000,500
45,000	W.R. Berkley Corp.	1,108,800

	Total Insurance	22,445,115

Internet Software & Services - 5.3%
500,000	S1 Corporation *	3,260,000

IT Services - 10.4%
37,000	Fiserv Inc. *	1,793,760
45,000	Lender Processing Services Inc.	1,829,700
220,000	Online Resources Corp. *	1,157,200

See Notes to Schedule of Investments.

LEGG MASON BARRETT FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	December 31, 2009

SHARES	SECURITY	VALUE
IT Services - 10.4% (continued)
18,700	Visa Inc.	$1,635,502

	Total IT Services	6,416,162

Professional Services - 2.6%
52,000	Verisk Analytics Inc., Class A Shares *	1,574,560

Thrifts & Mortgage Finance - 4.5%
50,000	BCSB Bancorp Inc. *	408,000
15,100	Citizens First Bancorp Inc. *	5,889
101,340	Riverview Bancorp Inc. *	225,988
88,400	Territorial Bancorp Inc. *	1,595,620
20,000	WSFS Financial Corp.	512,600

	Total Thrifts & Mortgage Finance	2,748,097

	TOTAL COMMON STOCKS (Cost - $65,149,812)	57,266,032

PREFERRED STOCKS - 3.2%
Commercial Banks - 3.2%
30,000	Fifth Third Capital Trust V, 7.250% (b)	613,500
30,000	Fifth Third Capital Trust VI, 7.250% (b)	611,700
30,000	Fifth Third Capital Trust VII, 8.875% (b)	735,600

	TOTAL PREFERRED STOCKS (Cost - $1,164,192)	1,960,800

WARRANTS - 0.3%
Capital Markets - 0.3%
300,000	Highbury Financial Inc., Expires 1/15/10* (Cost - $143,243)	159,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $66,457,247)	59,385,832

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.4%
Repurchase Agreement - 3.4%
$2,088,000	Interest in $283,704,000 joint tri-party repurchase agreement dated 12/31/09 with Barclays Capital Inc., 0.000% due 1/4/10; Proceeds at maturity - 2,088,000; (Fully collateralized by various U.S. government obligations, 1.875% to 3.125% due 2/28/14 to 10/31/16; Market value - $2,129,760) (Cost - $2,088,000)	2,088,000

	TOTAL INVESTMENTS - 100.2% (Cost - $68,545,247#)	61,473,832
	Liabilities in Excess of Other Assets - (0.2)%	(104,702)

	TOTAL NET ASSETS - 100.0%	$61,369,130

*	Non-income producing security

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at December 31, 2009.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Barrett Financial Services Fund (formerly known as Legg Mason Partners Financial Services Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks†:
Commercial Banks	$13,585,463	—	$350,000	$13,935,463
Other common stocks	43,330,569	—	—	43,330,569
Preferred stocks	1,960,800	—	—	1,960,800
Warrants	—	$159,000	—	159,000

Total long-term investments	58,876,832	159,000	350,000	59,385,832

Short-term investments†	—	2,088,000	—	2,088,000

Total investments	$58,876,832	$2,247,000	$350,000	$61,473,832

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stocks
Balance as of March 31, 2009	$656,250
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)*	(306,250)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of December 31, 2009	$350,000

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2009*	$(306,250)

*

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,687,346
Gross unrealized depreciation	(12,758,761)

Net unrealized depreciation	$(7,071,415)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”), requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 25, 2010

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 25, 2010